Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Processes

The Company grants most equity-based awards, including stock options, on a predetermined schedule aligned with the annual executive compensation review cycle, with the Board approving grants to executive officers as recommended by the Committee on the final day of the Board's February meeting. From time to time, the Company may grant additional one-time equity-based awards to key employees in connection with promotion, recruitment and retention efforts, succession planning or significant accomplishments or achievements.

The Committee and the Board do not take into account material non-public information when determining the timing and terms of equity-based awards. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	annual executive compensation review cycle, with the Board approving grants to executive officers as recommended by the Committee on the final day of the Board's February meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	false